BASIS OF PRESENTATION AND CHANGE IN ACCOUNTING POLICY (Details 2) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Mar. 31, 2018	Mar. 31, 2017
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net income (loss) for year	$ (3,983,105)	$ (3,615,361)	$ (4,743,803)	$ (5,855,877)	$ (14,625,790)	$ (8,069,402)
Adjustment for items not affecting cash and changes in non-cash working capital items						1,077,089
Net cash (used in) operating activities			(4,811,572)	(3,059,849)	(7,710,862)	(6,992,313)
Net cash (used in) investing activities			(13,640)	(17,182)	(21,567)	(170,790)
Net cash provided by financing activities			4,623,658	2,669,461	7,696,090	2,324,996
Net (decrease) in cash and cash equivalents for the year			(201,554)	(407,570)	(36,339)	(4,838,107)
Cash and cash equivalents, beginning of period			507,311	543,650	543,650	5,381,757
Cash and cash equivalents, end of period	$ 305,757	$ 136,080	$ 305,757	136,080	507,311	543,650
Previously Reported [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net income (loss) for year						(3,936,574)
Adjustment for items not affecting cash and changes in non-cash working capital items						(3,055,739)
Net cash (used in) operating activities						(6,992,313)
Net cash (used in) investing activities						(170,790)
Net cash provided by financing activities						2,324,996
Net (decrease) in cash and cash equivalents for the year						(4,838,107)
Cash and cash equivalents, beginning of period				543,650	543,650	5,381,757
Cash and cash equivalents, end of period						543,650
Scenario, Adjustment [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net income (loss) for year						(4,132,828)
Adjustment for items not affecting cash and changes in non-cash working capital items						4,132,828
Net cash (used in) operating activities						0
Net cash (used in) investing activities						0
Net cash provided by financing activities						0
Net (decrease) in cash and cash equivalents for the year						0
Cash and cash equivalents, beginning of period				$ 0	$ 0	0
Cash and cash equivalents, end of period						$ 0